Borrowings (Details)		12 Months Ended
	Sep. 24, 2020 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Borrowings [Line Items]
Private investors face value	$ 1
Bonds issued	50,000,000
Proceeds of the bonds	186,000,000
Bonds transaction costs	4,000,000
Transferred construction amount		$ 85,000,000
Semi-annual payments		7,000,000
Bonds repayment amount		$ 144,000,000
Bonds interest rate		8.50%
Assessed value		$ 5,610,000	$ 9,263,296
Bond agreement description		Under the bond agreement, BPGIC FZE is subject to the following financial covenants during the term of the bonds: (i)Minimum Liquidity: BPGIC FZE to maintain USD 8.5 million in the Liquidity account; (ii)Leverage Ratio: BPGIC FZE and its subsidiaries’ leverage ratio not to exceed:(A) 5.5x at December 31, 2020;(B) 3.5x at December 31, 2021; and(C) 3.0x anytime thereafter; and (iii)Working Capital: BPGIC FZE and its subsidiaries to maintain a positive working capital.
Equity ratio		25.00%
Loan facility | د.إ				د.إ 8,730,000
Facility carries interest		4.00%
EIBOR Interest		6.50%
Total mortgage (in Dirhams) | د.إ					د.إ 13,000,000
Term Loan [Member]
Borrowings [Line Items]
Loan facility			$ 2,376,804
Senior Secured Bonds [Member]
Borrowings [Line Items]
Senior secured bonds	$ 200,000,000
Bonds [Member]
Borrowings [Line Items]
Issue price (in Dollars per share) | $ / shares	$ 0.95